Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	45 Months Ended	60 Months Ended	106 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000228717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Holbrook Income Fund
Average Annual Return, Percent	5.80%		3.20%
C000170313
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Holbrook Income Fund
C000170314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Holbrook Income Fund
C000234271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
Average Annual Return, Percent	4.65%	7.85%
C000234272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
C000234270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
Without Sales Load [Member] | C000228717
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%		3.56%
Without Sales Load [Member] | C000170313
Average Annual Return [Line Items]
Average Annual Return, Percent	7.38%			8.20%	4.89%
Without Sales Load [Member] | C000170314
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%			7.69%	4.39%
Without Sales Load [Member] | C000234271
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%	8.67%
Without Sales Load [Member] | C000234272
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	8.95%
Without Sales Load [Member] | C000234270
Average Annual Return [Line Items]
Average Annual Return, Percent	6.83%	8.46%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent	6.75%		1.84%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent	6.75%			1.63%	1.87%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent	6.75%			1.63%	1.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	2.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	2.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	2.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(1.31%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%			(0.67%)	1.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%			(0.67%)	1.16%